Stockholder's Equity (Details Textuals) (USD $)	12 Months Ended						1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Other Equity	Dec. 31, 2010 Other Equity	Dec. 31, 2009 Other Equity	Jul. 31, 2003 Series D Preferred Stock [Member]	Sep. 30, 2010 Series E Preferred Stock [Member]	Sep. 30, 2004 Series F Preferred Stock [Member]	Sep. 30, 2010 Series G Preferred Stock [Member]	Dec. 31, 2009 Series G Preferred Stock [Member]	Dec. 31, 2010 Series H Preferred Stock [Member]	Mar. 31, 2011 Series I Preferred Stock [Member]
Stockholders Equity (Textuals) [Abstract]
Cumulative Convertible Preferred Stock, Converted Into common Stock								74,380		394,200	41,600	349,854
Common stock issued on conversion of preferred stock								56,935		282,078	29,771
Cumulative Convertible Preferred Stock, Outstanding	25,724,854	11,349,854								5,513	399,713
Other equity	$ 1,917,000	$ 1,634,000	$ 1,629,000	$ 1,917,000	$ 1,634,000	$ 1,629,000
Liquidation value per preferred share							$ 25.00		$ 25.00			$ 25.00	$ 50.00
Preferred stock dividend percentage							7.875%		7.625%			6.00%	6.50%
Shares issued through public offering							4,000,000		7,000,000
Equivalent Number Of Common Stock On Conversion Of Preferred Shares													0.8460
Initial conversion Price													$ 59.10
Cumulative convertible perpetual preferred stock issued													14,375,000